Branch Closure and Consolidation Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012 Employee	Oct. 30, 2011	Jan. 29, 2012 Employee	Jan. 30, 2011	Jan. 31, 2010	Jan. 29, 2012 Restructuring Fiscal 2009 Plan	Jan. 30, 2011 Restructuring Fiscal 2009 Plan	Jan. 31, 2010 Restructuring Fiscal 2009 Plan	Jan. 31, 2010 Transactions and Acquisition Integration Plans	Jan. 29, 2012 Transactions and Acquisition Integration Plans Employee	Jan. 30, 2011 Transactions and Acquisition Integration Plans	Jan. 31, 2010 Transactions and Acquisition Integration Plans	Jan. 30, 2011 Facility Closing Restructuring Fiscal 2009 Plan	Jan. 31, 2010 Facility Closing Restructuring Fiscal 2009 Plan	Feb. 01, 2009 Employee Severance Transactions and Acquisition Integration Plans	Oct. 28, 2012 Occupancy	Jan. 29, 2012 Occupancy
Restructuring Cost and Reserve [Line Items]
Branches closed or consolidated			235		25							210
Reduced workforce personnel			5,000		500							4,500
Restructuring charges						$ 8	$ 21	$ 2	$ 6	$ 14			$ 2	$ 5	$ 7	$ 14	$ 9
Occupancy costs								2					2
Restructuring Reserve, period Increase (Decrease)											4
Selling, general and administrative expense	418	389	1,223	1,144	1,532	1,455	1,453				8
Liability for the branch closure and consolidation activities	12		12		16	18
Expected period for payments for occupancy costs																		6 years	5 years
Period for lease obligations extending out			14 years		12 years
Non-cash reduction	$ 2		$ 2